RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019		Mar. 05, 2021	Dec. 31, 2020		Jun. 30, 2020	Mar. 31, 2020	Feb. 12, 2019
Redemption value per share				$ 10.00
Minimum net tangible assets				$ 5,000,001
Balance Sheet (unaudited)
Common stock subject to possible redemption				115,000,000
Common stock				328		$ 288	[1]		$ 288	[1]
Additional paid-in capital				1,200,660		24,712			24,712
Total stockholders' equity	$ 586,080	$ 1,170,048	$ 586,080	$ (223,660)	$ 22,890	$ 23,775			$ 22,800		$ 23,690	$ 23,690	$ 0
Number of shares subject to redemption				11,500,000					0
Number of shares, non-redeemable common stock				3,283,000		2,875,000			2,875,000
Statement of Cash Flows (unaudited)
Initial classification of common stock subject to possible redemption				$ 115,000,000	0
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		11,500,000				$ 25,000	[2]
Additional paid-in capital				1,200,660		24,712			$ 24,712
Accretion for common stock subject to redemption				2,812,212
Accumulated deficit				(1,424,648)		(1,225)			(2,200)
Total stockholders' equity	586,080	1,170,048	586,080	$ (223,660)	$ 22,890	$ 23,775			$ 22,800		$ 23,690	$ 23,690	$ 0
Common shares, shares issued				3,283,000		2,875,000			2,875,000
Common stock subject to possible redemption (in shares)				11,500,000					0
Shares of common stock				3,283,000		2,875,000			2,875,000
Common stock				$ 328		$ 288	[1]		$ 288	[1]
As Restated
Balance Sheet (unaudited)
Common stock subject to possible redemption	115,000,000	115,000,000	115,000,000					$ 115,000,000
Common stock	328	328	328					328
Additional paid-in capital	1,200,660	1,200,660	1,200,660					1,200,659
Total stockholders' equity	$ 586,080	$ 1,170,048	$ 586,080					$ 1,197,998
Number of shares subject to redemption	11,500,000	11,500,000	11,500,000					11,500,000
Statement of Cash Flows (unaudited)
Initial classification of common stock subject to possible redemption		$ 115,000,000	$ 115,000,000
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Additional paid-in capital	$ 1,200,660	1,200,660	1,200,660					$ 1,200,659
Accretion for common stock subject to redemption		(2,812,212)
Total stockholders' equity	$ 586,080	$ 1,170,048	$ 586,080					$ 1,197,998
Common stock subject to possible redemption (in shares)	11,500,000	11,500,000	11,500,000					11,500,000
Shares of common stock	3,283,000	3,283,000	3,283,000
Common stock	$ 328	$ 328	$ 328					$ 328
As Restated | Common stock subject to possible redemption
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	11,500,000	3,322,222	7,433,702
Basic and diluted net loss per share	$ (0.04)	$ 0.00	$ (0.06)
As Restated | Non-redeemable common stock
Balance Sheet (unaudited)
Number of shares, non-redeemable common stock	3,283,000	3,283,000	3,283,000					3,283,000
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	3,283,000	2,726,200	3,006,138
Basic and diluted net loss per share	$ (0.04)	$ 0.00	$ (0.06)
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Common shares, shares issued	3,283,000	3,283,000	3,283,000					3,283,000
As Previously Reported
Balance Sheet (unaudited)
Common stock subject to possible redemption	$ 110,586,069	$ 111,170,039	$ 110,586,069					$ 111,197,990
Common stock	372	366	372					366
Additional paid-in capital	5,614,547	5,030,583	5,614,547					5,002,631
Total stockholders' equity	$ 5,000,011	$ 5,000,009	$ 5,000,011					$ 5,000,008
Number of shares subject to redemption	11,058,607	11,117,004	11,058,607					11,119,799
Statement of Cash Flows (unaudited)
Initial classification of common stock subject to possible redemption		$ 111,197,990	$ 111,197,990
Change in value of common stock subject to possible redemption		(27,591)	(611,921)
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		112,187,788
Additional paid-in capital	$ 5,614,547	5,030,583	5,614,547					$ 5,002,631
Common stock subject to possible redemption	583,970	(111,170,139)
Total stockholders' equity	$ 5,000,011	$ 5,000,009	$ 5,000,011					$ 5,000,008
Common stock subject to possible redemption (in shares)	11,058,607	11,117,004	11,058,607					11,119,799
Shares of common stock	3,724,393	3,665,996	3,724,393
Common stock	$ 372	$ 366	$ 372					$ 366
As Previously Reported | Common stock subject to possible redemption
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	11,117,004	3,212,386	11,117,625
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Non-redeemable common stock
Balance Sheet (unaudited)
Number of shares, non-redeemable common stock	3,724,393	3,665,996	3,724,393					3,663,201
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	3,665,996	2,836,036	3,253,309
Basic and diluted net loss per share	$ (0.16)	$ (0.01)	$ (0.19)
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Common shares, shares issued	3,724,393	3,665,996	3,724,393					3,663,201
Adjustments
Balance Sheet (unaudited)
Common stock subject to possible redemption	$ 4,413,931	$ 3,829,961	$ 4,413,931					$ 3,802,010
Common stock	(44)	(38)	(44)					(38)
Additional paid-in capital	(4,413,887)	(3,829,923)	(4,413,887)					(3,801,972)
Total stockholders' equity	$ (4,413,931)	$ (3,829,961)	$ (4,413,931)					$ (3,802,010)
Number of shares subject to redemption	441,393	382,996	441,393					380,201
Statement of Cash Flows (unaudited)
Initial classification of common stock subject to possible redemption		$ 3,802,010	$ 3,802,010
Change in value of common stock subject to possible redemption		27,591	611,921
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		(112,187,788)
Additional paid-in capital	$ (4,413,887)	(3,829,923)	(4,413,887)					$ (3,801,972)
Common stock subject to possible redemption	(583,970)	111,170,039
Accretion for common stock subject to redemption		(2,812,212)
Total stockholders' equity	$ (4,413,931)	$ (3,829,961)	$ (4,413,931)					$ (3,802,010)
Common stock subject to possible redemption (in shares)	441,393	382,996	441,393					380,201
Shares of common stock	441,393	382,996	441,393
Common stock	$ (44)	$ (38)	$ (44)					$ (38)
Adjustments | Common stock subject to possible redemption
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	382,996	109,836	(3,683,923)
Basic and diluted net loss per share	$ (0.04)		$ (0.06)
Adjustments | Non-redeemable common stock
Balance Sheet (unaudited)
Number of shares, non-redeemable common stock	(441,393)	(382,996)	(441,393)					(380,201)
Statement of Operations (unaudited)
Basic and diluted weighted average shares outstanding	(382,996)	(109,836)	(247,171)
Basic and diluted net loss per share	$ 0.12	$ 0.01	$ 0.13
Statement of Changes in Stockholders' (Deficit) Equity (unaudited)
Common shares, shares issued	(441,393)	(382,996)	(441,393)					(380,201)

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).
[2]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).